Other accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other accounts receivable and prepaid expenses.
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2021		2020		2019

Prepaid expenses	Ps.	33,180	Ps.	59,033	Ps.	33,310
Guarantee deposits		6,952		6,167		5,897
Others		2,201		1,375		3,535
	Ps.	42,333	Ps.	66,575	Ps.	42,742